PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	$ 40	$ (161)
Amortization of prior service credit	(3)	(3)
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	18	1
Amortization of prior service credit	10	10
Pension Benefits: | Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	210	(405)
Amortization of actuarial gain (loss)	15	(14)
Amortization of prior service credit	3	3
Total actuarial gains and losses and prior service costs	228	(416)
Post-Retirement and Post-Employment Benefits: | Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain) for the year	28	4
Amortization of actuarial gain (loss)	15	18
Total actuarial gains and losses and prior service costs	$ 43	$ 22